As filed with the U.S. Securities and Exchange Commission on July 31, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5346

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Updated July 14, 2017

Item 1. Reports to Stockholders.

Annual Report

May 31, 2018

ClearShares OCIO ETF

Ticker: OCIO

ClearShares OCIO ETF

ClearShares OCIO ETF

July 2, 2018

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares OCIO ETF (the “Fund”, symbol: OCIO) annual report. The OCIO ETF launched on June 26, 2017. This report reflects the Fund’s performance for the period of inception through May 31, 2018.

Performance for the period, June 26, 2017 through May 31, 2018 (“the period”) was 7.05% measured in the market price of the Fund and 6.95% measured in the net asset value (NAV). By comparison, OCIO’s benchmark, 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate, returned 6.01% for the performance period.

The performance for the Period was marked by the divergence of returns between U.S. equities, which were positive, versus the laggard performance seen overseas. During the first half of 2018, it became evident that the U.S. economy was benefiting from strong economic growth, superior corporate earnings, that approached 24.0% for the S&P 500 during Q1, and the benefits from the U.S. tax cuts enacted at the end of 2017. The Fund’s over-weighting of securitized credit and shorter duration helped to insulate the portfolio from the downside seen in the Bloomberg Barclays U.S. Aggregate Index. Overall, returns were affected by bouts of market volatility caused by inflation and trade war concerns.

The OCIO ETF outperformed its benchmark, by overweighting equities and underweighting fixed income. This weighting was particularly additive to performance, as the Bloomberg Barclays U.S. Aggregate Index posted a negative return during the first half of 2018, for the first time in many years. In addition, the Fund’s overweight to U.S. equities, small caps and growth, helped to out-perform versus the Global Equity Market benchmark. ClearShares felt that the U.S. markets, particularly small cap and growth, would provide out-performance due to being insulated from the trade war concerns and higher earnings growth rates. The relative over-weight to U.S. equities and underweight to traditional fixed income should permit the Fund to outperform its benchmark for the remainder of the year.

The ClearShares team looks forward to serving your investment objectives and we thank you for your continued trust in the ClearShares OCIO ETF.

Sincerely,

Thomas Deegan
Chief Operating Officer

ClearShares OCIO ETF

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Fund invests in other investment companies and bears its proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the fund.

OCIO’s benchmark of 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate is a benchmark that consists of 60% of the monthly return for the MSCI ACWI index plus 40% of the monthly return for the Bloomberg Barclay’s US Aggregate Index. The benchmark is rebalanced monthly. S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years. ClearShares LLC is the investment adviser to ClearShares OCIO ETF. The ClearShares OCIO ETF is distributed by Quasar Distributors, LLC.

ClearShares OCIO ETF

PERFORMANCE SUMMARY
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on June 26, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Cumulative Returns Period Ended May 31, 2018	Since Inception (1)
ClearShares OCIO ETF - NAV	6.95%
ClearShares OCIO ETF - Market	7.05%
60% MSCI ACWI; 40% Barclays US Aggregate Bond Index (2)	6.01%

ClearShares OCIO ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated May 17, 2017, as supplemented June 26, 2017, is 0.67%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is June 26, 2017.
(2)

A weighted combination of 60% of the total return from the MSCI All Country World Index with 40% of the total return from the Bloomberg Barclays US Aggregate Bond Index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

ClearShares OCIO ETF

PORTFOLIO ALLOCATION
As of May 31, 2018 (Unaudited)

Security Type	Percentage of Net Assets
Exchange-Traded Funds — Global Equity	68.0%
Exchange-Traded Funds — Fixed Income	26.7
Short-Term Investments	5.0
Investments Purchased with Securities Lending Collateral	16.3
Liabilities in Excess of Other Assets	-16.0
Total	100.0%

ClearShares OCIO ETF SCHEDULE OF INVESTMENTS May 31, 2018

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 94.7%
	Global Equity — 68.0%
21,500	First Trust NASDAQ Cybersecurity ETF	$569,320
77,058	iShares Core MSCI EAFE ETF	5,057,316
75,933	iShares Core MSCI Total International Stock ETF (a)	4,732,904
17,849	iShares Core S&P 500 ETF	4,867,958
5,400	iShares Edge MSCI Min Vol USA ETF	283,824
68,963	iShares Edge MSCI Multifactor Emerging Markets ETF	3,425,737
169,210	iShares Edge MSCI Multifactor International ETF (a)	4,907,090
28,880	iShares Edge MSCI USA Momentum Factor ETF (a)	3,180,266
50,211	iShares Edge MSCI USA Value Factor ETF	4,216,218
19,298	iShares MSCI Japan ETF	1,152,862
47,908	PowerShares KBW Bank Portfolio (a)	2,624,879
38,825	PowerShares KBW Regional Banking Portfolio	2,306,205
88,195	Vanguard FTSE All-World ex-US ETF	4,726,370
107,289	Vanguard FTSE Developed Markets ETF	4,738,955
86,308	Vanguard FTSE Emerging Markets ETF	3,850,200
35,604	Vanguard Growth ETF	5,287,550
23,770	Vanguard Mid-Cap ETF	3,724,997
18,188	Vanguard Russell 1000 Growth ETF (a)	2,657,812
19,533	Vanguard S&P 500 ETF	4,859,615
6,085	Vanguard Small-Cap Growth ETF (a)	1,058,425
31,966	Vanguard Total Stock Market ETF	4,476,519
38,083	Vanguard Value ETF	3,969,772
		76,674,794
	Fixed Income — 26.7%
48,500	iShares Core Total USD Bond Market ETF (a)	2,401,235
39,367	iShares Core U.S. Aggregate Bond ETF	4,191,011
141,920	iShares iBonds Dec 2018 Term Corporate ETF (a)	3,567,869
17,267	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (a)	1,755,018
5,627	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	515,264
56,715	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,004,990
41,573	Vanguard Intermediate-Term Bond ETF (a)	3,373,649
3,272	Vanguard Long-Term Corporate Bond ETF	290,848
50,949	Vanguard Short-Term Bond ETF	3,989,307
44,038	Vanguard Short-Term Corporate Bond ETF (a)	3,447,735
26,653	Vanguard Short-Term Treasury ETF (a)	1,599,180

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF SCHEDULE OF INVESTMENTS May 31, 2018 (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS (Continued)
	Fixed Income — 26.7% (Continued)
49,354	Vanguard Total Bond Market ETF	$3,919,201
		30,055,307
	TOTAL EXCHANGE TRADED FUNDS (Cost $102,674,064)	106,730,101

	SHORT-TERM INVESTMENTS — 5.0%
	Money Market Funds — 5.0%
5,647,834	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 1.63% (b)	5,647,834
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,647,834)	5,647,834

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.3%
18,280,350	First American Government Obligations Fund, Class Z, 1.60% (b) (c)	18,280,350
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,280,350)	18,280,350
	TOTAL INVESTMENTS — 116.0% (Cost $126,602,248)	130,658,285
	Liabilities in Excess of Other Assets — (16.0)%	(17,979,847)
		$112,678,438

(a)	All or portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $17,819,182 or 15.8% of net assets.
(b)	Annualized seven-day yield as of May 31, 2018.
(c)	Investment purchased with cash proceeds from securities lending. Total collateral has a value of $18,280,350 as of May 31, 2018.

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF STATEMENT OF ASSETS & LIABILITIES May 31, 2018

ASSETS
Investments in Securities, at Value*+	$130,658,285
Receivable for Investment Securities Sold	1,086,677
Interest Receivable	6,680
Securities Lending Income Receivable	14,387
Total Assets	131,766,029

LIABILITIES
Payable for Investment Securities Purchased	754,377
Management Fees Payable, Net of Waiver	52,864
Collateral Received for Securities Loaned (See Note 4)	18,280,350
Total Liabilities	19,087,591

NET ASSETS	$112,678,438

NET ASSETS CONSIST OF:
Paid-in Capital	$107,384,195
Undistributed Net Investment Income	364,004
Accumulated Net Realized Gain on:
Investments in Securities	874,202
Net Unrealized Appreciation on:
Investments in Securities	4,056,037
Net Assets	$112,678,438

Net Asset Value (unlimited shares authorized):
Net Assets	$112,678,438
Shares Outstanding (No Par Value)	4,250,000
Net Asset Value, Offering and Redemption Price per Share	$26.51

* Identified Cost:
Investments in Securities	$126,602,248
+ Includes loaned securities with a value of	$17,819,182

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF STATEMENT OF OPERATIONS Period Ended May 31, 2018 (a)

INVESTMENT INCOME
Dividends	$1,671,626
Securities Lending Income	145,260
Interest	21,243
Total Investment Income	1,838,129

EXPENSES
Management Fees	683,073
Total Expenses Before Waiver	683,073
Less Management Fees Waived	(182,153)
Net Expenses	500,920

Net Investment Income	1,337,209

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Investments in Securities	851,542
Long-Term Capital Gain Distributions from Regulated Investment Companies	6,242
Net Change in Unrealized Appreciation of:
Investments in Securities	4,056,037
Net Realized and Unrealized Gain on Investments	4,913,821
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,251,030

(a)	The Fund commenced operations on June 26, 2017.

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF STATEMENT OF CHANGES IN NET ASSETS

Period Ended May 31, 2018 (a)
OPERATIONS
Net Investment Income	$1,337,209
Net Realized Gain on Investments	857,784
Change in Unrealized Appreciation of Investments	4,056,037
Net Increase in Net Assets Resulting from Operations	6,251,030

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(956,787)
Total Distributions to Shareholders	(956,787)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	107,384,195
Net Increase in Net Assets Derived from Capital Share Transactions (b)	107,384,195
Net Increase in Net Assets	$112,678,438

NET ASSETS
Beginning of period	$—
End of Period	$112,678,438
Undistributed Net Investment Income	$364,004

(a)	The Fund commenced operations on June 26, 2017.

(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	4,250,000
Net Increase	4,250,000

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended May 31, 2018 (a)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)(c)	0.36
Net Realized and Unrealized Gain on Investments	1.38
Total from Investment Operations	1.74

Less Distributions:
Distributions from Net Investment Income	(0.23)
Total Distributions	(0.23)

Net Asset Value, End of Period	$26.51

Total Return	6.95	%(d)

Supplemental Data:
Net Assets at End of Period (000's)	$112,678

Ratios to Average Net Assets:
Expenses to Average Net Assets (Before Management Fees Waived) (e)	0.75	%(f)
Expenses to Average Net Assets (After Management Fees Waived) (e)	0.55	%(f)
Net Investment Income to Average Net Assets (Before Management Fees Waived) (c)	1.27	%(f)
Net Investment Income to Average Net Assets (After Management Fees Waived) (c)	1.47	%(f)

Portfolio Turnover Rate (g)	31	%(d)

(a)	The Fund commenced operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is a “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments. The Fund commenced operations on June 26, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds and real estate investment Trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

Short-term securities that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$106,730,101	$—	$—	$106,730,101
Short-Term Investments	5,647,834	—	—	5,647,834
Investments Purchased with Proceeds From Securities Lending Collateral	18,280,350	—	—	18,280,350
Total Investments in Securities	$130,658,285	$—	$—	$130,658,285

^	See Schedule of Investments for further disaggregation of investment categories.

For the period ended May 31, 2018, there were no transfers into or out of Levels 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

C.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

differing book and tax treatments for the redesignation of dividends. For the period ended May 31, 2018, the following table shows the reclassifications made:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(16,418)	$16,418	$—

During the period ended May 31, 2018, the Fund did not realize any net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Other than as dislosed in Note 3., there were no additional events or transactions that occurred during the period subsequent to May 31, 2018, that necessitated disclosures and/or adjustments.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the unified management fee payable to the Adviser. For services provided to the Fund, the Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. However, the Adviser contractually agreed to waive 20 basis points (0.20%) of its unified management fee for the Fund. For the period ended May 31, 2018, the Adviser’s management fee was reduced by $182,153. Effective July 16, 2018, the Adviser contractually reduced its management fee to 0.55% at an annual rate based on the Fund’s average daily net assets and as a result ended the fee waiver agreement that had been in place.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of May 31, 2018, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with the trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of May 31, 2018, the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received
$ 17,819,182	$ 18,280,350

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended May 31, 2018, were $145,260.

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Markets	$18,280,350	$—	$—	$—	$18,280,350
Total Borrowings	$18,280,350	$—	$—	$—	$18,280,350

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the period ended May 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $29,868,043 and $35,157,195, respectively.

During the period ended May 31, 2018, in-kind transactions associated with creations were $107,111,674. There were no in-kind transactions associated with redemptions for the period.

During the period ended May 31, 2018, there were no purchases or sales of U.S. Government securities.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of May 31, 2018, were as follows:

Tax cost of investments	$126,620,214
Gross tax unrealized appreciation	$4,952,763
Gross tax unrealized depreciation	(914,692)
Net tax unrealized appreciation	4,038,071
Undistributed ordinary income	1,233,512
Undistributed long-term gain	22,660
Total distributable earnings	1,256,172
Other accumulated (loss)	—
Total accumulated gain (loss)	$5,294,243

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At May 31, 2018, the Fund did not have any Post-October losses, late-year ordinary losses, or capital loss carryforwards.

The tax character of distributions paid by the Funds during the period ended May 31, 2018, was as follows:

Ordinary Income
$956,787

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2018, there is one shareholder who owned, of record or beneficially, more than 25% of the Fund’s shares.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Continued)

a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation transaction fee for the Fund is $200, and the standard fixed redemption fee for the Fund is $250 payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. For the fiscal year ending May 31, 2018, there were no variable fees received. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

ClearShares OCIO ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ClearShares OCIO ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of ClearShares OCIO ETF (the “Fund”), a series of ETF Series Solutions, as of May 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for the period June 26, 2017 (commencement of operations) through May 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period June 26, 2017 (commencement of operations) through May 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of May 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 26, 2018

ClearShares OCIO ETF

TRUSTEES AND OFFICERS
(Unaudited)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	34	Independent Trustee, Managed Portfolio Series (36 portfolios); Director, Anchor Bancorp Wisconsin, Inc. (2011–2013).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	34	Independent Trustee, Managed Portfolio Series (36 portfolios).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	34	Independent Trustee, PPM Funds (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, USBFS (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	34	None

ClearShares OCIO ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Paul R. Fearday, CPA Born: 1979	President and Assistant Treasurer	Indefinite term; President and Assistant Treasurer since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008); Manager, PricewaterhouseCoopers LLP (accounting firm) (2002–2008).
Michael D. Barolsky, Esq. Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Vice President, USBFS (since 2012); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, USBFS (since 2015); Vice President, USBFS (2014–2015); Assistant Vice President, USBFS (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, USBFS (since 2015); Assistant Vice President, USBFS (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, USBFS (since 2017); Assistant Vice President, USBFS (2012-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President (since 2016); Officer, USBFS (2012-2016).

ClearShares OCIO ETF

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2018 (Unaudited)

As a shareholder of ClearShares OCIO ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,009.60	$2.76	0.55%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.19	$2.77	0.55%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365, (to reflect the period).

ClearShares OCIO ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.clear-shares.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.clear-shares.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.clear-shares.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.clear-shares.com.

Adviser

ClearShares LLC

825 3rd Avenue, 31st Floor

New York, NY 10022

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO

CUSIP – 26922A727

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2018
Audit Fees	$14,000
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	7/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	7/24/18

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/24/18

*	Print the name and title of each signing officer under his or her signature.